Convertible Redeemable Preferred Shares (Details) - Schedule of outstanding convertible redeemable preferred shares	12 Months Ended
	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) shares
Redeemable Noncontrolling Interest [Line Items]
Balance at the beginning	¥ 1,370,221,392	$ 215,844,081	¥ 1,285,458,571	$ 202,491,820	¥ 440,585,213	$ 69,403,171
Conversion of convertible notes					131,425,527	20,702,802
Call option under convertible notes					131,425,290	20,702,765
New insurance					597,987,709	94,197,995
Shares transferred
Accretion to redemption value	137,991,697	20,081,159	130,662,326	20,582,579	16,610,297	2,616,536
Converted to ordinary shares	(1,626,670,769)	(236,720,284)
Foreign currency translation adjustment	118,457,680	795,044	(45,899,505)	(7,230,318)	(32,575,465)	(5,131,449)
Balance at the ending			¥ 1,370,221,392	$ 215,844,081	¥ 1,285,458,571	$ 202,491,820
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance at the beginning (in Shares) | shares	15,534,276	15,534,276	15,534,276	15,534,276	21,548,589	21,548,589
Balance at the beginning	¥ 389,563,659		¥ 344,661,893		¥ 440,585,213
Conversion of convertible notes
Call option under convertible notes
New insurance
Shares transferred (in Shares) | shares					(6,014,313)	(6,014,313)
Shares transferred					¥ (68,232,451)
Accretion to redemption value	¥ 65,904,705		57,598,340		1,758,690
Converted to ordinary shares (in Shares) | shares	(15,534,276)	(15,534,276)
Converted to ordinary shares	¥ (490,202,733)
Foreign currency translation adjustment	34,734,369		¥ (12,696,574)		¥ (29,449,559)
Balance at the ending (in Shares) | shares			15,534,276	15,534,276	15,534,276	15,534,276
Balance at the ending			¥ 389,563,659		¥ 344,661,893
Series A-1 Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance at the beginning (in Shares) | shares	6,014,313	6,014,313	6,014,313	6,014,313
Balance at the beginning	¥ 68,510,809		¥ 65,665,315
Conversion of convertible notes
Call option under convertible notes
New insurance
Shares transferred (in Shares) | shares					6,014,313	6,014,313
Shares transferred					¥ 68,232,451
Accretion to redemption value	¥ 5,463,610		5,164,090
Converted to ordinary shares (in Shares) | shares	(6,014,313)	(6,014,313)
Converted to ordinary shares	¥ (79,840,429)
Foreign currency translation adjustment	5,866,010		¥ (2,318,596)		¥ (2,567,136)
Balance at the ending (in Shares) | shares			6,014,313	6,014,313	6,014,313	6,014,313
Balance at the ending			¥ 68,510,809		¥ 65,665,315
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance at the beginning (in Shares) | shares	65,414,858	65,414,858	65,414,858	65,414,858
Balance at the beginning	¥ 912,146,924		¥ 875,131,363
Conversion of convertible notes (in Shares) | shares					18,393,610	18,393,610
Conversion of convertible notes					¥ 131,425,527
Call option under convertible notes (in Shares) | shares					9,660,324	9,660,324
Call option under convertible notes					¥ 131,425,290
New insurance (in Shares) | shares					37,360,924	37,360,924
New insurance					¥ 597,987,709
Shares transferred
Accretion to redemption value	¥ 66,623,382		67,899,896		14,851,607
Converted to ordinary shares (in Shares) | shares	(65,414,858)	(65,414,858)
Converted to ordinary shares	¥ (1,056,627,606)
Foreign currency translation adjustment	77,857,300		¥ (30,884,335)		¥ (558,770)
Balance at the ending (in Shares) | shares			65,414,858	65,414,858	65,414,858	65,414,858
Balance at the ending			¥ 912,146,924		¥ 875,131,363